Condensed Statements of Mezzanine Equity and Members' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Convertible Preferred Units	Common Stock	Accumulated Deficit	Total
Mezzanine beginning balance at Dec. 31, 2019				$ 2,140
Mezzanine (shares) beginning at Dec. 31, 2019				6,000
Mezzanine ending at Dec. 31, 2020				$ 2,140
Mezzanine (shares) ending at Dec. 31, 2020				6,000
Beginning Balance at Dec. 31, 2019	$ 610,211	$ 17,187	$ (590,740)	$ 36,658
Beginning Balance (in shares) at Dec. 31, 2019	532,888	5,442
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units	$ 18,500			18,500
Sale of convertible preferred units (in shares)	9,635
Issuance of convertible preferred units	$ 378			$ 378
Issuance of convertible preferred units (in shares)	206			206
Exercise of common unit options		$ 43		$ 43
Exercise of common unit options (in shares)		105		105
Repurchase of common units		$ (49)		$ (49)
Repurchase of common units (in shares)		(55)		(55)
Equity-based compensation expense		$ 3,718		$ 3,718
Net loss			(88,387)	(88,387)
Ending Balance at Dec. 31, 2020	$ 629,089	$ 20,899	(679,127)	(29,139)
Ending Balance (in shares) at Dec. 31, 2020	542,729	5,492
Mezzanine ending at Mar. 31, 2021				$ 2,140
Mezzanine (shares) ending at Mar. 31, 2021				6,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units	$ 40,500			$ 40,500
Sale of convertible preferred units (in shares)	21,094
Issuance of convertible preferred units	$ 39			39
Issuance of convertible preferred units (in shares)	20
Exercise of common unit options		$ 11		11
Exercise of common unit options (in shares)		37
Equity-based compensation expense		$ 3,122		3,122
Net loss			(22,666)	(22,666)
Ending Balance at Mar. 31, 2021	$ 669,628	$ 24,032	(701,793)	(8,133)
Ending Balance (in shares) at Mar. 31, 2021	563,843	5,529
Mezzanine beginning balance at Dec. 31, 2020				$ 2,140
Mezzanine (shares) beginning at Dec. 31, 2020				6,000
Mezzanine ending at Dec. 31, 2021				$ 2,140
Mezzanine (shares) ending at Dec. 31, 2021				6,000
Beginning Balance at Dec. 31, 2020	$ 629,089	$ 20,899	(679,127)	$ (29,139)
Beginning Balance (in shares) at Dec. 31, 2020	542,729	5,492
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of convertible preferred units	$ 190,540			190,540
Sale of convertible preferred units (in shares)	90,500
Issuance of convertible preferred units	$ 65			$ 65
Issuance of convertible preferred units (in shares)	32			32
Exercise of common unit options		$ 748		$ 748
Exercise of common unit options (in shares)		3,483		3,483
Repurchase of common units		$ (17)		$ (17)
Repurchase of common units (in shares)		(15)		(15)
Issuance of treasury units		$ 113		$ 113
Issuance of treasury units (in shares)		114
Equity-based compensation expense		$ 6,441		6,441
Net loss			(102,493)	(102,493)
Ending Balance at Dec. 31, 2021	$ 819,694	$ 28,184	(781,620)	66,258
Ending Balance (in shares) at Dec. 31, 2021	633,261	9,074
Mezzanine ending at Mar. 31, 2022				$ 2,140
Mezzanine (shares) ending at Mar. 31, 2022				6,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common unit options		$ 470		$ 470
Exercise of common unit options (in shares)		2,928		2,928
Repurchase of common units		$ (563)		$ (563)
Repurchase of common units (in shares)		(343)
Issuance of treasury units		$ 20		20
Issuance of treasury units (in shares)		12
Conversion of equity award to liability award		$ (50)		(50)
Equity-based compensation expense		1,021		1,021
Net loss			(23,373)	(23,373)
Ending Balance at Mar. 31, 2022	$ 819,694	$ 29,082	$ (804,993)	$ 43,783
Ending Balance (in shares) at Mar. 31, 2022	633,261	11,671